Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share
Loss per share

9. Loss per share

The calculation of the basic and dilutive loss per share on December 31, 2025,December 31, 2024 and December 31, 2023 is based on the holders of common shares attributable (loss) or profit and the weighted average number of common shares outstanding during the year.

On February 9, 2026 upon the closing of the IPO the Company effected a share split, each common share was split into 21.645 shares (rounded). All references to common shares and per common share data have been retrospectively adjusted to reflect this split. On that basis, the weighted average number of common shares for the period December 31, 2025, 2024 and 2023 has been retrospectively increased to 541,126.

(in thousands of €)	2025	2024	2023
Basic loss
Loss for the year	(62,547)	(46,267)	(11,390)
Loss attributable to the holder of the profit share certificate (1)	3,027	2,239	752
Cumulative dividend on preferred shares (Series A, B, C and D) (2)	(17,981)	(13,923)	(8,644)
Loss attributable to common shareholders	(77,501)	(57,951)	(19,282)
Diluted loss
Dilution effect of ESOP warrants, preferred shares, anti-dilutive warrants and profit share certificate	—	—	—
Loss attributable to common shareholders, after dilution effect	(77,501)	(57,951)	(19,282)

(1) Reflects the impact of the liquidation interest profit share in relation to the profit share certificate (4.84% in 2025 and 2024 and 6.6% in 2023). Refer to notes 2.2.8.2 and 19.2.

(2) The cumulative dividend (i.e., a fixed cumulative cash preferential dividend at 6% p.a. of the issue price of the preferred shares) is calculated on the issue price of the preferred shares over the period they were outstanding. In the event of an IPO, the preferred shares will automatically convert into common shares, on a 1:1 basis (before stock split), without any pay-out in the form of cash or common shares relating to the cumulative dividend.

Number of shares	2025	2024	2023
Weighted average number of common shares outstanding during the period for basic and diluted EPS	541,126	541,126	541,126
Total weighted average number of common shares outstanding during the period	541,126	541,126	541,126

(in €)	2025	2024	2023
Basic loss per share	(143.22)	(107.09)	(35.63)
Diluted loss per share	(143.22)	(107.09)	(35.63)

Although the Company has common shares that could be issued upon the potential exercise of ESOP warrants, the conversion of preferred shares, conversion of anti-dilutive warrants and the profit share certificate, they have non-dilutive effect, since the Group is in loss-making position during 2025, 2024 and 2023.

Refer to note 26 for more detailed information on the effect of the IPO on the financial statements of the Group.